Significant Accounting Judgments and Estimates (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Significant Accounting Judgments and Estimates [Abstract]
Trade receivable	$ 10,582,705		$ 7,814,036		$ 1,359,668
Goodwill	8,356,443				$ 1,073,638
Impairment loss on goodwill	$ 11,773,403	$ 1,512,649